Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE INTEGRATED EQUITY FUNDS, INC.
Entity Central Index Key	0001038469
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000005434
Shareholder Report [Line Items]
Fund Name	Integrated U.S. Small-Cap Growth Equity Fund
Class Name	Investor Class
Trading Symbol	PRDSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Integrated U.S. Small-Cap Growth Equity Fund (the "fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Integrated U.S. Small-Cap Growth Equity Fund - Investor Class	$43	0.79%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

AssetsNet	$ 9,807,517,000
Holdings Count | Holding	351
InvestmentCompanyPortfolioTurnover	47.30%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$9,807,517
Number of Portfolio Holdings	351

Additional Fund Statistics Significance or Limits [Text Block]
Table Summary

Portfolio Turnover Rate	47.3%

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Health Care	28.2%
Information Technology	22.5
Industrials & Business Services	19.4
Financials	8.8
Consumer Discretionary	8.5
Energy	4.7
Materials	3.7
Real Estate	1.9
Communication Services	1.1
Other	1.2

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
StoneX Group	1.1%
BrightSpring Health Services	1.0
InterDigital	1.0
Moog	1.0
Bel Fuse	0.9
ESCO Technologies	0.8
FirstCash Holdings	0.8
Argan	0.8
Belden	0.8
Federal Signal	0.8

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000170855
Shareholder Report [Line Items]
Fund Name	Integrated U.S. Small-Cap Growth Equity Fund
Class Name	Advisor Class
Trading Symbol	TQAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Integrated U.S. Small-Cap Growth Equity Fund (the "fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Integrated U.S. Small-Cap Growth Equity Fund - Advisor Class	$58	1.06%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.06%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

AssetsNet	$ 9,807,517,000
Holdings Count | Holding	351
InvestmentCompanyPortfolioTurnover	47.30%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$9,807,517
Number of Portfolio Holdings	351

Additional Fund Statistics Significance or Limits [Text Block]
Table Summary

Portfolio Turnover Rate	47.3%

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Health Care	28.2%
Information Technology	22.5
Industrials & Business Services	19.4
Financials	8.8
Consumer Discretionary	8.5
Energy	4.7
Materials	3.7
Real Estate	1.9
Communication Services	1.1
Other	1.2

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
StoneX Group	1.1%
BrightSpring Health Services	1.0
InterDigital	1.0
Moog	1.0
Bel Fuse	0.9
ESCO Technologies	0.8
FirstCash Holdings	0.8
Argan	0.8
Belden	0.8
Federal Signal	0.8

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000169956
Shareholder Report [Line Items]
Fund Name	Integrated U.S. Small-Cap Growth Equity Fund
Class Name	I Class
Trading Symbol	TQAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Integrated U.S. Small-Cap Growth Equity Fund (the "fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Integrated U.S. Small-Cap Growth Equity Fund - I Class	$36	0.65%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.65%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

AssetsNet	$ 9,807,517,000
Holdings Count | Holding	351
InvestmentCompanyPortfolioTurnover	47.30%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$9,807,517
Number of Portfolio Holdings	351

Additional Fund Statistics Significance or Limits [Text Block]
Table Summary

Portfolio Turnover Rate	47.3%

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Health Care	28.2%
Information Technology	22.5
Industrials & Business Services	19.4
Financials	8.8
Consumer Discretionary	8.5
Energy	4.7
Materials	3.7
Real Estate	1.9
Communication Services	1.1
Other	1.2

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
StoneX Group	1.1%
BrightSpring Health Services	1.0
InterDigital	1.0
Moog	1.0
Bel Fuse	0.9
ESCO Technologies	0.8
FirstCash Holdings	0.8
Argan	0.8
Belden	0.8
Federal Signal	0.8

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless